Loans - Summary of Long-term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 15,840,000		$ 18,340,747
Current portion	$ (107,062)	(3,173,333)		(3,500,747)
Long-term loans	$ 427,350	$ 12,666,667		$ 14,840,000
Long-term loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.1358%	1.1358%	1.1287%	1.1287%
Long-term loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.389%	2.389%	2.389%	2.389%
Gross carrying amount [member] | Syndicated bank loans 2012.08.10 - 2017.08.10 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans			$ 33,333	$ 2,162,333
Gross carrying amount [member] | Other bank loans 2013.12.31 - 2016.12.31 Extended to 2019.12.30, Repayables in 3 semi-annually installments starting from December 28, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 2,500,000		1,500,000
Gross carrying amount [member] | Other bank loans 2014.08.11 - 2018.12.13 Repayables in 5 Semi-annually Installments Starting from December 13, 2016 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		340,000		680,000
Gross carrying amount [member] | Other bank loans 2014.08.11 - 2018.12.10 Repayables in 6 Semi-annually Installments Starting from June 13, 2016 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		500,000		1,000,000
Gross carrying amount [member] | Other bank loans 2014.08.11 - 2019.08.11 Repayables in 6 Semi-annually Installments Starting from February 10, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		1,000,000		1,500,000
Gross carrying amount [member] | Other bank loans 2015.07.01 - 2020.07.01 Repayables in 6 Semi-annually Installments Starting from January 2, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		1,500,000		1,500,000
Gross carrying amount [member] | Other bank loans 2015.11.13 - 2020.11.13 Repayables in 6 Semi-annually Installments Starting from May 11, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		1,000,000		1,000,000
Gross carrying amount [member] | Other bank loans 2016.07.19 - 2021.01.10 Repayables in 6 Semi-annually Installments Starting from July 10, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		3,000,000		3,000,000
Gross carrying amount [member] | Other bank loans 2016.07.19 - 2021.07.19 Repayables in 6 Semi-annually Installments Starting from January 18, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		4,000,000		4,000,000
Gross carrying amount [member] | Other bank loans 2016.12.30 - 2021.12.30 Repayables in 6 Semi-annually Installments Starting from June 28, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 2,000,000		2,000,000
Arrangement fee of syndicated loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans				$ (1,586)